March 4, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, DC 20549

Re:	Dreyfus New Jersey Municipal Bond Fund
File No.: 811-5454

Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended December 31, 2008.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6852.

Very truly yours,

/s/ Omar Guerrero
Omar Guerrero
Paralegal

ORG/ Enclosure